Revenue and Cost of Sales (Details) - Schedule of Revenue from External Customers Broken Down by Location - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue from External Customers Broken Down by Location [Line Items]
Total segment revenue	$ 70,193	$ 37,054	$ 22,239
United States of America [Member]
Schedule of Revenue from External Customers Broken Down by Location [Line Items]
Total segment revenue	69,708	36,768	21,785
Europe [Member]
Schedule of Revenue from External Customers Broken Down by Location [Line Items]
Total segment revenue	476	277	441
Rest of the world [Member]
Schedule of Revenue from External Customers Broken Down by Location [Line Items]
Total segment revenue	$ 9	$ 9	$ 13